Segment information	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment information
Note 6 – Segment information
Operating segments
We use the management approach to identify our operating segments. We identified the Board of Directors as the Group’s Chief Operating Decision Maker (“CODM”) which regularly reviews internal reports when making decisions about allocation of resources to segments and in assessing their performance.
We have the following three reportable segments:

1.	Harsh environment : Includes contract revenues, management contract revenues, reimbursable revenue and associated expenses for harsh environment semi-submersible and jackup rigs.

2.	Floaters : Includes contract revenues, management contract revenues, reimbursable revenue and associated expenses for benign environment semi-submersible rigs and drillships.

3.	Jackups : Includes contract revenues, management contract revenues, reimbursable revenue and associated expenses for benign environment jackup rigs.
Segment results are evaluated on the basis of operating income and the information presented below is based on information used for internal management reporting. The remaining incidental revenues and expenses not included in the reportable segments are included in the “other” reportable segment.
Total operating revenue
Operating revenues consist of contract revenues, reimbursable revenues, management contract revenues and other revenues. The segmental analysis of operating revenues is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Harsh Environment	125	125	261	78	357
Floaters	133	85	327	85	239
Jackups	11	10	27	6	28
Other	—	2	—	—	8

Total operating revenues	269	222	615	169	632

Depreciation
We record depreciation expense to reduce the carrying value of drilling unit and equipment balances to their residual value over their expected remaining useful economic lives. The segmental analysis of depreciation is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Harsh Environment	7	13	18	7	56
Floaters	18	11	42	6	30
Jackups	3	3	8	4	9

Total	28	27	68	17	95

Amortization of intangibles
We record amortization of favorable and unfavorable contracts over the remaining lives of the contracts. The segmental analysis of amortization is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Harsh Environment	5	—	12	—	—
Floaters	5	—	10	—	—

Total	10	—	22	—	—

Operating profit/(loss) – Net profit/(loss)
The segmental analysis is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Harsh Environment	24	6	22	16	(171)
Floaters	(7)	(13)	23	9	(40)
Jackups	1	8	—	9	13
Other	2	(5)	—	3	(52)

Operating profit / (loss)	20	(4)	45	37	(250)

Unallocated items:
Total financial and other items	(36)	(48)	(85)	3,704	(354)
Income taxes	(2)	(3)	(10)	(2)	(11)

Net (loss)/profit from continuing operations	(18)	(55)	(50)	3,739	(615)

Drilling units – Total assets
The segmental analysis of drilling assets and total assets is shown in the table below.

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Harsh Environment	308	709
Floaters	1,179	524
Jackups	161	198

Total drilling units	1,648	1,431

Unallocated items:
Investments in associated companies	79	27
Assets held for sale	392	1,492
Cash and restricted cash	349	516
Other assets	514	431

Total assets	2,982	3,897

Drilling units – Capital expenditures
The segmental analysis of capital expenditures is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Harsh Environment	2	9	3	2	26
Floaters	87	11	162	18	23
Jackups	—	—	—	—	3
Other	—	—	—	—	1

Total	89	20	165	20	53

Geographic segment data
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following information presents our revenues and fixed assets by geographic area:
Revenues
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Norway	74	112	180	78	346
Angola	63	32	160	43	85
United States	44	20	100	20	66
Canada	51	—	80	—	—
Brazil	26	32	67	19	86
Others (1)	11	26	28	9	49

Total	269	222	615	169	632

(1)	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units
(1)
Drilling unit fixed assets by geographic area based on location as at end of the period are as follows:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Brazil	348	169
Norway	308	710
United States	274	92
Spain	346	47
Qatar	147	156
Other	225	257

Drilling units	1,648	1,431

(1)	Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(2)	“Other” represents countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.

Major Customers
We had the following customers with total revenues greater than 10% in any of the periods presented:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Sonadrill	22%	14%	22%	9%	12%
Equinor	19%	15%	13%	10%	15%
ConocoPhillips	14%	18%	15%	13%	20%
Var Energi	13%	7%	13%	11%	2%
Lundin	—%	13%	1%	12%	14%
Other	32%	33%	36%	45%	37%

Note 6 – Segment information
We use the management approach to identify our operating segments. We identified the Board of Directors as the Group’s Chief Operating Decision Maker (“
CODM
”) which regularly reviews internal reports when making decisions about allocation of resources to segments and in assessing their performance.
We have the following three reportable segments:

1.	Harsh environment : Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for harsh environment semi-submersible and jackup rigs.

2.	Floaters : Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment semi-submersible rigs and drillships.

3.	Jackups : Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment jackup rigs.
Segment results are evaluated on the basis of operating income and the information presented below is based on information used for internal management reporting. The remaining incidental revenues and expenses not included in the reportable segments are included in the “other” reportable segment.
The below section splits out total operating revenue, depreciation, amortization of intangibles, operating net loss, drilling units and capital expenditures by segment:
Total operating revenue
Operating revenues consist of contract revenues, reimbursable revenues, management contract revenues and other revenues. The segmental analysis of operating revenues is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)

Harsh environment	495	526	510
Floaters	363	358	625
Jackup rigs	38	59	95
Other	11	18	24

Total	907	961	1,254

Depreciation
We record depreciation expense to reduce the carrying value of drilling unit and equipment balances to their residual value over their expected remaining useful economic lives. The segmental analysis of depreciation is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)

Harsh environment	73	93	125
Floaters	37	176	224
Jackup rigs	16	20	19
Other	1	29	29

Total	127	318	397

Amortization of intangibles
We record amortization of favorable and unfavorable contracts over the remaining lives of the contracts. The segmental analysis of amortization is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
			(As adjusted)

Harsh environment	—	1	—
Floaters	—	—	105

Total	—	1	105

Impairment of drilling units and intangible assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The segmental analysis of impairment is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Harsh environment	152	419	—
Floaters	—	3,555	—
Jackups	—	86	—
Other	—	48	—

Total	152	4,108	—

Operating net loss
The segmental analysis of operating net losses is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)

Harsh environment	(138)	(396)	(69)
Floaters	(21)	(3,781)	(201)
Jackups	17	(86)	(3)
Other	(14)	(218)	(23)

Operating loss	(156)	(4,481)	(296)

Unallocated items:
Total financial items and other	(416)	50	(451)

Loss before income taxes	(572)	(4,431)	(747)

Drilling assets – Total assets
The segmental analysis of drilling assets and total assets is shown in the table below.

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Harsh environment rigs	709	1,032
Floaters	524	528
Jackup rigs	198	195

Total Drilling Units	1,431	1,755

Unallocated items:
Investments in associated companies	27	24
Assets held for sale	1,492	1,085
Cash and restricted cash	516	653
Other assets	431	461

Total assets	3,897	3,978

Drilling units – Capital expenditures
(1)
The segmental analysis of capital expenditures is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Harsh environment	30	26	34
Floaters	35	110	111
Jackups	19	1	8

Total	84	137	153

(1)	Capital expenditure includes long term maintenance projects.
Geographic segment data
Revenues
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Norway	486	480	469
Angola	125	89	215
Brazil	121	51	137
United States	105	107	74
Nigeria	—	—	198
Others (1)	70	234	161

Total Revenue	907	961	1,254

(1)	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.

Fixed assets – drilling units
(1)
Drilling unit fixed assets by geographic area based on location as at end of the year are as follows:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Norway	710	1,044
Brazil	169	79
Qatar	156	151
Malaysia	40	94
USA	92	87
Spain	47	49
Others (2)	217	251

Total	1,431	1,755

(1)	Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(2)	Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.
Major
customers
In the years ended December 31, 2021, 2020 and 2019, we had the following customers with total revenues greater than 10% in any of the years presented:

	Segment	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)	(As adjusted)

ConocoPhillips	Harsh Environment	18%	18%	12%
Equinor	Harsh Environment	15%	13%	18%
Lundin	Floaters	13%	2%	—%
Northern Ocean	Harsh Environment	4%	13%	13%
TotalEnergies	Floaters	—%	5%	20%
Other		50%	49%	37%

Total		100%	100%	100%